Consolidated Changes in Equity $ in Thousands		USD ($) shares		Total USD ($)		Capital stock USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income, Total USD ($)		Accumulated other comprehensive loss, Cumulative translation adjustment account USD ($)	Accumulated other comprehensive loss, Reserve for cash flow hedge USD ($)		Deficit USD ($)		Non-controlling interest USD ($)
Beginning balance, equity (in shares) at Dec. 31, 2014 | shares						60,435,826
Beginning balance, equity at Dec. 31, 2014				$ 227,500		$ 357,840	$ 24,493	$ (8,113)		$ (8,113)	$ 0		$ (146,720)
Transactions with owners
Exercise of stock options (Note 15) (in shares) | shares		712,500				712,500
Exercise of stock options (Note 15)				1,559		$ 1,559
Change in excess tax benefit on exercised share-based awards (Note 5)				0		2,088	(2,088)
Change in excess tax benefit on outstanding share-based awards (Note 5)				(1,502)			(1,502)
Share-based compensation (Note 15)				3,359			3,359
Share-based compensation expense credited to capital on options exercised (Note 15)				0		$ 746	(746)
Deferred Share Units settlement, net of required minimum tax withholding (Note 15) (in shares) | shares						6,397
Deferred Share Units settlement, net of required minimum tax withholding (Note 15)				(153)		$ 65	(218)
Repurchases of common shares (Note 15) (in shares) | shares						(2,487,188)
Repurchases of common shares (Note 15)				(29,984)		$ (14,973)							(15,011)
Dividends on common shares (Note 15)				(29,743)									(29,743)
Increase (decrease) in transactions with owners (in shares) | shares						(1,768,291)
Increase (decrease) in transactions with owners				(56,464)		$ (10,515)	(1,195)						(44,754)
Net earnings (loss)		$ 56,672		56,672									56,672
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 21)		(272)	[1]	(272)	[2]			(272)	[2]		(272)	[2]
Remeasurement of defined benefit liability (Note 17)		1,586	[3]	1,586	[4]								1,586	[4]
Change in cumulative translation adjustments		(12,294)		(12,294)				(12,294)		(12,294)
Other comprehensive loss				(10,980)				(12,566)		(12,294)	(272)		1,586
Other comprehensive income (loss)		(10,980)
Comprehensive income for the year		45,692		45,692				(12,566)		(12,294)	(272)		58,258
Comprehensive income for the year		45,692
Ending balance, equity (in shares) at Dec. 31, 2015 | shares						58,667,535
Ending balance, equity at Dec. 31, 2015				216,728		$ 347,325	23,298	(20,679)		(20,407)	(272)		(133,216)
Ending balance, equity at Dec. 31, 2015		$ 216,728		216,728		$ 347,325	23,298	(20,679)		(20,407)	(272)		(133,216)		$ 0
Transactions with owners
Exercise of stock options (Note 15) (in shares) | shares		540,000				540,000
Exercise of stock options (Note 15)		$ 1,452		1,452		$ 1,452
Change in excess tax benefit on exercised share-based awards (Note 5)		0		0		2,693	(2,693)
Change in excess tax benefit on outstanding share-based awards (Note 5)		4,302		4,302			4,302
Share-based compensation (Note 15)		5,273		5,273			5,273
Share-based compensation expense credited to capital on options exercised (Note 15)		$ 0		0		$ 595	(595)
Deferred Share Units settlement, net of required minimum tax withholding (Note 15)							0
Repurchases of common shares (Note 15) (in shares) | shares		(147,200)				(147,200)
Repurchases of common shares (Note 15)		$ (1,697)		(1,697)		$ (862)							(835)
Dividends on common shares (Note 15)		(31,694)		(31,694)									(31,694)
Increase (decrease) in transactions with owners (in shares) | shares						392,800
Increase (decrease) in transactions with owners		(22,364)		(22,364)		$ 3,878	6,287						(32,529)
Net earnings (loss)		51,137		51,120									51,120		17
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 21)	[5]	136	[1]	136				136			136
Remeasurement of defined benefit liability (Note 17)	[6]	201	[3]	201									201
Change in cumulative translation adjustments		789		896				896		896					(107)
Other comprehensive income (loss)		1,126		1,233				1,032		896	136		201		(107)
Comprehensive income for the year		52,353
Comprehensive income for the year		52,263		52,353				1,032		896	136		51,321		(90)
Recognition of non-controlling interest put options arising from the Powerband Acquisition (Note 21)	[7]	(10,181)		(10,181)									(10,181)
Non-controlling interest arising from the Powerband Acquisition (Note 16)		$ 6,497													6,497
Ending balance, equity (in shares) at Dec. 31, 2016 | shares		59,060,335				59,060,335
Ending balance, equity at Dec. 31, 2016		$ 236,536
Ending balance, equity at Dec. 31, 2016		$ 242,943		236,536		$ 351,203	29,585	(19,647)		(19,511)	(136)		(124,605)		6,407
Beginning balance, equity (in shares) at Sep. 15, 2016 | shares		58,621,585
Ending balance, equity (in shares) at Dec. 31, 2016 | shares		59,060,335				59,060,335
Ending balance, equity at Dec. 31, 2016		$ 236,536
Ending balance, equity at Dec. 31, 2016		$ 242,943		236,536		$ 351,203	29,585	(19,647)		(19,511)	(136)		(124,605)		6,407
Transactions with owners
Exercise of stock options (Note 15) (in shares) | shares		226,875				226,875
Exercise of stock options (Note 15)		$ 1,362		1,362		$ 1,362
Change in excess tax benefit on exercised share-based awards (Note 5)		0		0		597	(597)
Change in excess tax benefit on outstanding share-based awards (Note 5)		(3,135)		(3,135)			(3,135)
Share-based compensation (Note 15)		(12,011)		(12,011)			(7,828)						(4,183)	[8]
Share-based compensation expense credited to capital on options exercised (Note 15)		$ 0		0		$ 495	(495)
Deferred Share Units settlement, net of required minimum tax withholding (Note 15)							0
Repurchases of common shares (Note 15) (in shares) | shares		(487,300)				(487,300)
Repurchases of common shares (Note 15)		$ (7,451)		(7,451)		$ (2,898)							(4,553)
Dividends on common shares (Note 15)		(33,030)		(33,030)									(33,030)
Increase (decrease) in transactions with owners (in shares) | shares						(260,425)
Increase (decrease) in transactions with owners		(54,265)		(54,265)		$ (444)	(12,055)						(41,766)
Net earnings (loss)		63,958		64,224									64,224		(266)
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 21)	[9]	1,608	[1]	1,608				1,608			1,608
Remeasurement of defined benefit liability (Note 17)	[10]	89	[3]	89									89
Deferred tax benefit (expense) due to enactment of US tax reform legislation (Note 5)		(598)		(598)				116			116		(714)
Change in cumulative translation adjustments		4,734		4,454				4,454		4,454					280
Other comprehensive income (loss)		5,833		5,553				6,178		4,454	1,724		(625)		280
Comprehensive income for the year		69,777
Comprehensive income for the year		69,791		69,777				6,178		4,454	1,724		63,599		14
Derecognition of non-controlling interest put options arising from the Powerband Acquisition (Note 21)		8,810		8,810									8,810
Recognition of the call option redemption liability arising from the Powerband Acquisition (Note 21)		(12,725)		(12,725)									(12,725)
Non-controlling interest arising from investment in Capstone (Note 16)	[11]	(15)													(15)
Capital transactions with non-controlling shareholders of Capstone (Note 16)		$ 153													153
Ending balance, equity (in shares) at Dec. 31, 2017 | shares		58,799,910				58,799,910
Ending balance, equity at Dec. 31, 2017		$ 248,133
Ending balance, equity at Dec. 31, 2017		$ 254,722		$ 248,133		$ 350,759	$ 17,530	$ (13,469)		$ (15,057)	$ 1,588		$ (106,687)		$ 6,589

[1]	Presented net of deferred income tax expense (benefit) of $750 in 2017, $83 in 2016 and ($166) in 2015.
[2]	Presented net of deferred income tax benefit of $166 for the year ended December 31, 2015.
[3]	Presented net of deferred income tax expense of $213 in 2017, $66 in 2016, and $964 in 2015.
[4]	Presented net of deferred income tax expense of $964 for the year ended December 31, 2015.
[5]	Presented net of deferred income tax expense of $83 for the year ended December 31, 2016.
[6]	Presented net of deferred income tax expense of $66 for the year ended December 31, 2016.
[7]	"Powerband Acquisition" refers to the acquisition by the Company of 74% of Powerband Industries Private Limited (doing business as "Powerband") on September 16, 2016. Refer to Note 16 for additional information on Powerband.
[8]	Presented net of income tax benefit of $1,620 for the year ended December 31, 2017.
[9]	Presented net of deferred income tax expense of $750 for the year ended December 31, 2017.
[10]	Presented net of deferred income tax expense of $213 for the year ended December 31, 2017.
[11]	Refers to the purchase by the Company of shares in Capstone Polyweave Private Limited, a newly-formed enterprise in India (d/b/a "Capstone"), on June 23, 2017. Refer to Note 16 for additional information.